Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net earnings (loss)	$ 2,990	$ (60)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	133	(241)
Pension adjustment, net of taxes	(246)	(277)
Other comprehensive income (loss)	(113)	(518)
Comprehensive income (loss)	$ 2,877	$ (578)